Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	4 Months Ended	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2012
Statement Of Stockholders' Equity (Deficit) [Abstract]
Par value of stock issued for services, (June 2011)	$ 0.001
Par value of stock issued for cash, (August 2011)	$ 0.05
Par value of stock issued for cash, (September 2011)	$ 0.05
Par value of stock issued for cash, (October 2011)	$ 0.05
Par value of stock issued for cash, (November 2011)		$ 0.05